Share based compensation (Details)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Expected life	4 years	4 years
Volatility	119.00%	121.00%
Dividend	0.00%	0.00%
Maximum [Member]
Risk-free interest rate	2.90%	2.83%
Minimum [Member]
Risk-free interest rate	1.70%	2.01%